GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
GOODWILL

9.                  GOODWILL

The carrying amount of goodwill for the years ended December 31, 2010 and 2011 were as follows:

	2010	2011
Beginning of year	$86.1	$278.0
Goodwill acquired during the year	185.4	—
Impairment recorded during the year	—	(281.5)
Translation	6.5	3.5
Ending of year	$278.0	$—

Impairment tests performed in 2009 and 2010 did not result in any adjustments to the carrying value of goodwill.  As of December 31, 2010, the $278.0 million in goodwill primarily represented goodwill allocated from the acquisitions of Suntech Japan in 2006 and Rietech in 2010.

The Company typically performs its annual goodwill impairment test at year-end.  During the third quarter of 2011, as a result of the effects of weakening market conditions on the Company’s forecasts and a sustained, significant decline in the Company’s market capitalization to a level lower than its net book value, the Company concluded that impairment triggering events existed and performed a goodwill impairment analysis.

The Company has one operating segment and one reporting unit. The Company estimated the fair value of its reporting unit using discounted cash flows under the income approach.  Use of the income approach requires significant management judgment and estimates, including key assumptions used in forecasts of future operating results, discount rates, and expected future growth rates. The Company determined the fair value of its reporting unit was less than the carrying value.  Accordingly, the Company performed the second step of the impairment test to determine the implied fair value of goodwill, which required the Company to allocate the fair value of the reporting unit determined in step one to all of the assets and liabilities, including any unrecognized intangible assets, of the reporting unit. The Company determined the implied fair value of goodwill was zero. As a result, the Company fully impaired all of its goodwill, resulting in an impairment charge of $281.5 million.  Accumulated goodwill impairment were nil and $281.5 million as of December 31, 2010 and 2011, respectively.